Segment Information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details) - EUR (€)
€ in Millions
		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Other intangible assets
Disclosure of operating segments [Line Items]
Impairment Loss on Intangible Asset Other Than Goodwill		€ 210
Net income attributable to non-controlling interests		25	€ 17	[1]
Fair value remeasurement of contingent consideration		(61)	(66)	[1]
Restructuring costs and similar items	[2]	(430)	(1,060)	[1]
Other gains and losses, and litigation		(57)	(450)	[1]
Operating income		3,759	2,768	[3]
Financial expenses		(361)	(583)	[3],[4]
Financial income		184	277	[3],[4]
Income before tax and investments accounted for using the equity method		3,582	2,462	[1],[5]
Impairment loss on other intangible assets		210	(371)	[1]
Biopharma Segment [Member]
Disclosure of operating segments [Line Items]
Business operating income		5,347	4,916	[6]
Share of profit (loss) of associates and joint ventures accounted for using equity method		77	66	[6]
Net income attributable to non-controlling interests		(8)	(6)	[6]
Operating segments
Disclosure of operating segments [Line Items]
Business operating income		5,363	4,938	[3]
Material reconciling items
Disclosure of operating segments [Line Items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	[7]	(77)	(66)	[3]
Net income attributable to non-controlling interests	[8]	8	6	[3]
Amortization and impairment of intangible assets	[9]	(987)	(527)	[3]
Fair value remeasurement of contingent consideration		(61)	(66)	[3]
Expense arising from the impact of acquisitions on inventories	[10]	0	(7)	[3]
Restructuring costs and similar items	[11]	(430)	(1,060)	[3]
Other gains and losses, and litigation	[12]	€ (57)	€ (450)	[3]

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	(a) Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[5]	(a) Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[6]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[7]	Joint ventures and associates with which Sanofi has entered into a strategic alliance.
[8]	Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
[9]	The monitoring of impairment indicators for other intangible assets led to the recognition of impairment losses of €210 million in the first half of 2025 linked to research and development projects. .As of June 30, 2024, this line includes a net reversal of impairment losses amounting to €371 million, mainly due to an increase in the expected recoverable amounts of certain marketed products and other rights.
[10]	This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
[11]	See Note B.16.
[12]	See Note B.17